Schedule of Realized Capital Gains and Losses by Asset Type (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Gain (Loss) on Investments [Line Items]
Realized capital gains and losses	$ 14,911		$ 17,743		$ 42,907
Fixed income securities
Gain (Loss) on Investments [Line Items]
Realized capital gains and losses	(1,537)		2,545		10,600
Mortgage loans
Gain (Loss) on Investments [Line Items]
Realized capital gains and losses	(1,507)		1,452		(1,119)
Equity securities
Gain (Loss) on Investments [Line Items]
Realized capital gains and losses	27,944				9,575
Limited partnership interests
Gain (Loss) on Investments [Line Items]
Realized capital gains and losses	(40)	[1]	(221)	[1]	8,752	[1]
Derivative instruments
Gain (Loss) on Investments [Line Items]
Realized capital gains and losses	(9,949)		13,967		15,096
Short-term investments
Gain (Loss) on Investments [Line Items]
Realized capital gains and losses					$ 3

[1]	Income from EMA limited partnerships is reported in net investment income in 2013 and 2012 and realized capital gains and losses in 2011.